Investments in Financial Assets Measured at Fair Value Through Profit or Loss (Details Narrative) - XTL biopharmaceuticals ltd [member] - shares	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Shares hold	3,840,617	3,840,617
Issued and paid up percentage	0.41%	0.41%
Controlling shareholders holds percentage	21.58%	21.58%